UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts     02116

(Address of principal executive offices)                            (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2012

AEW Real Estate Fund

TABLE OF CONTENTS

Management Discussion page 1

Investment Results page 3

Portfolio of Investments page  11

Financial Statements page 14

AEW REAL ESTATE FUND

Management Discussion

Manager:

Matthew A. Troxell, CFA

Jeffrey P. Caira

J. Hall Jones, Jr., CFA

Roman Ranocha, CFA

AEW Capital Management, L.P.

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests primarily in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

Market Conditions

The equity markets were highly volatile over the past six months, as sovereign debt woes in Europe and concerns regarding the strength of the U.S. recovery weighed on investors. While neither fundamentals nor conditions in the macro environment on their own suggested a strong bull market for real estate investment trust (REIT) share prices, the two nonetheless paired nicely to create a “Goldilocks” environment for attractive returns. There was growth, but not too much, and the financing market was attractive. Property-level fundamentals were neither really good nor really bad but found a level of sustainability with an upward bias. REIT earnings benefited from low interest rates, which enabled companies to improve liquidity by extending maturities, maintaining greater unused portions of various lines of credit and issuing equity. REIT performance was also helped by solid earnings reports for the first and second quarter of 2012, as well as increasing investor interest in equities, such as REITs, that are increasing dividends. REITs outperformed the broader equities market, which returned 6.25% and 4.35%, as measured by the S&P 500® Index and the Dow Jones Industrial Average, respectively. Attractive yields, positive flows into the sector and improving commercial real estate market fundamentals all helped to drive the sector higher. Within the REIT sector, the strongest property types were regional malls, health care and shopping centers, while hotels were the weakest performer.

Performance Results

For the six-month period ended July 31, 2012, class A shares of AEW Real Estate Fund returned 9.21% at net asset value. The fund underperformed its benchmark, the MSCI US REIT Index, which returned 10.02%, and the 9.38% average return of funds in the Morningstar Real Estate Fund category.

Explanation of Fund Performance

From a property sector perspective, regional malls, health care and apartments were the most positive

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contributors to performance, while hotels was the weakest performing sector. Among individual securities, regional mall REIT Simon Property Group and health care REIT Ventas were the top performers. Simon Property, the largest REIT in North America, benefited from liquidity, relatively strong operating results and the high quality of its assets. Ventas benefited from the broader sector’s recent gains, in addition to solid earnings results and robust acquisitions activity.

Individual detractors from return included hotel REIT Host Hotels and Resorts and industrial REIT First Potomac. The weak performance of Host Hotel was due in large part to the broad decline of the hotel sector, which was driven by heightened concerns over the sustainability of hotel fundamentals in light of an uncertain near-term economic outlook. First Potomac underperformed as the company was in danger of breaching a debt covenant in early 2012 due to an accounting error. Although the company managed to avoid the breach by reducing management’s annual bonus, the release of first quarter earnings was delayed and hurt the stock’s performance.

Outlook

Looking ahead to the remainder of 2012, the Goldilocks environment that has favored REIT shares relative to many alternatives may well continue. No quick fix for the world’s ills seems available, but fortunately there have been plenty of efforts to hold the many challenges at bay. Policy decisions remain more crucial than ever, and it would seem appropriate for companies and investors to consider the potential for various outcomes. Thanks to yield characteristics, we believe that REIT valuations will continue to find support from investors. The yield difference between REITs and U.S. Treasuries is wide, and fixed bond coupons cannot increase with inflation. However, we believe that dividends ultimately will increase.

What You Should Know

Investments in the fund are subject to a number of risks. Please see the “Principal Risks” section of the fund’s prospectus. The purchase of fund shares should be seen as a long-term investment.

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AEW REAL ESTATE FUND

Investment Results through July 31, 2012

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of $10,000 Investment in Class A Shares4

July 31, 2002 through July 31, 2012

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges.

Expense Ratios

Gross Expense Ratio (before fee waivers and/or expense reimbursements)*
Class A: 1.31%	Class B: 2.06%	Class C: 2.06%	Class Y: 1.07%

Net Expense Ratio (after fee waivers and/or expense reimbursements)*
Class A: 1.31%	Class B: 2.06%	Class C: 2.06%	Class Y: 1.07%

*	As stated in the most recent prospectus. Waivers/reimbursements are contractual and are set to expire on 4/30/13. Contracts are reevaluated on an annual basis.

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Average Annual Total Returns — July 31, 20124

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/29/00)
NAV	9.21%	13.51%	4.63%	11.30%
With 5.75% Maximum Sales Charge	2.91	6.97	3.40	10.65

Class B (Inception 12/29/00)
NAV	8.85	12.74	3.85	10.47
With CDSC[1]	3.85	7.74	3.50	10.47

Class C (Inception 12/29/00)
NAV	8.85	12.69	3.85	10.48
With CDSC[1]	7.85	11.69	3.85	10.48

Class Y (Inception 8/31/00)
NAV	9.33	13.81	4.91	11.61

Comparative Performance
MSCI US REIT Index[2]	10.02	13.63	4.74	11.15
Morningstar Real Estate Fund Avg.[3]	9.38	12.44	3.87	10.17

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Class Y shares are not available for purchase by all investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

Note: Portfolio summary tables previously included on this page can be found on the fund’s Fact Sheet at ngam.natixis.com.

NOTES TO CHARTS

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	Morningstar Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. Visit ngam.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2012 through July 31, 2012. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2012	ENDING ACCOUNT VALUE 7/31/2012	EXPENSES PAID DURING PERIOD* 2/1/2012 – 7/31/2012
Class A
Actual	$1,000.00	$1,092.10	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.57
Class B
Actual	$1,000.00	$1,088.50	$10.70
Hypothetical (5% return before expenses)	$1,000.00	$1,014.62	$10.32
Class C
Actual	$1,000.00	$1,088.50	$10.75
Hypothetical (5% return before expenses)	$1,000.00	$1,014.57	$10.37
Class Y
Actual	$1,000.00	$1,093.30	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio: 1.31%, 2.06%, 2.07% and 1.06% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board of Trustees, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group/category,

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performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at their meeting held in June 2012. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund currently has an expense cap in place, although the current expenses of the Fund are below the cap. The Trustees noted that the Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rate and also noted that the Fund’s advisory fee rate was only slightly above its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense

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waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board concluded that the existing Agreement should be continued through June 30, 2013.

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Portfolio of Investments – as of July 31, 2012 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)

Common Stocks — 96.4% of Net Assets
Lodging — 1.3%
65,500	Starwood Hotels & Resorts Worldwide, Inc.	$3,546,825

Real Estate — 1.7%
129,900	Brookfield Office Properties, Inc.	2,217,393
186,100	Forest City Enterprises, Inc., Class A(b)	2,625,871

		4,843,264

Real Estate Investment Trusts — 93.4%
	REITs - Apartments — 16.0%
76,600	American Campus Communities, Inc.	3,650,756
88,000	AvalonBay Communities, Inc.	12,943,920
90,700	Camden Property Trust	6,467,817
299,000	Equity Residential	18,929,690
13,800	Essex Property Trust, Inc.	2,171,568

		44,163,751

	REITs - Diversified — 10.7%
109,200	American Assets Trust, Inc.	2,839,200
29,200	CoreSite Realty Corp.	778,472
168,500	DuPont Fabros Technology, Inc.	4,532,650
108,800	Entertainment Properties Trust	4,913,408
139,300	Liberty Property Trust	5,055,197
166,500	Retail Properties of America, Inc., Class A	1,660,005
116,400	Vornado Realty Trust	9,719,400

		29,498,332

	REITs - Health Care — 11.4%
239,200	HCP, Inc.	11,292,632
37,900	Health Care REIT, Inc.	2,358,517
197,000	Omega Healthcare Investors, Inc.	4,775,280
194,701	Ventas, Inc.	13,093,642

		31,520,071

	REITs - Hotels — 4.3%
528,400	Host Hotels & Resorts, Inc.	7,756,912
70,500	Pebblebrook Hotel Trust	1,601,760
137,700	RLJ Lodging Trust	2,423,520

		11,782,192

	REITs - Manufactured Homes — 1.5%
56,200	Equity Lifestyle Properties, Inc.	4,041,904

	REITs - Office Property — 11.1%
65,300	Alexandria Real Estate Equities, Inc.	4,798,244
229,400	BioMed Realty Trust, Inc.	4,312,720
113,700	Boston Properties, Inc.	12,609,330
160,000	Kilroy Realty Corp.	7,574,400
88,500	Piedmont Office Realty Trust, Inc., Class A	1,509,810

		30,804,504

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2012 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)

	REITs - Regional Malls — 15.6%
160,300	Macerich Co. (The)	$9,363,123
210,200	Simon Property Group, Inc.	33,734,998

		43,098,121

	REITs - Shopping Centers — 8.6%
366,700	DDR Corp.	5,515,168
65,300	Federal Realty Investment Trust	7,095,498
254,900	Kite Realty Group Trust	1,282,147
132,900	Ramco-Gershenson Properties Trust	1,693,146
118,200	Regency Centers Corp.	5,655,870
218,000	Retail Opportunity Investments Corp.	2,657,420

		23,899,249

	REITs - Single Tenant — 1.4%
81,200	National Retail Properties, Inc.	2,395,400
54,500	Select Income REIT	1,371,220

		3,766,620

	REITs - Storage — 7.7%
157,700	CubeSmart	1,890,823
160,400	Extra Space Storage, Inc.	5,251,496
94,800	Public Storage	14,120,460

		21,262,779

	REITs - Warehouse/Industrials — 5.1%
261,300	First Potomac Realty Trust	3,028,467
340,200	ProLogis, Inc.	10,998,666

		14,027,133

	Total Real Estate Investment Trusts	257,864,656

	Total Common Stocks (Identified Cost $200,920,939)	266,254,745

Principal Amount
Short-Term Investments — 2.4%
$6,425,453	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2012 at 0.000% to be repurchased at $6,425,453 on 8/01/2012 collateralized by $6,490,000 Federal Home Loan Mortgage Corp., 2.000% due 2/01/2017 valued at $6,555,282 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,425,453)	6,425,453

	Total Investments — 98.8% (Identified Cost $207,346,392)(a)	272,680,198
	Other Assets Less Liabilities — 1.2%	3,443,979

	Net Assets — 100.0%	$276,124,177

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2012 (Unaudited)

AEW Real Estate Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2012, the net unrealized appreciation on investments based on a cost of $207,346,392 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,510,975
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,177,169)

	Net unrealized appreciation	$65,333,806

(b)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2012 (Unaudited)

Apartments	16.0%
Regional Malls	15.6
Health Care	11.4
Office Property	11.1
Diversified	10.7
Shopping Centers	8.6
Storage	7.7
Warehouse/Industrials	5.1
Hotels	4.3
Other Investments, less than 2% each	5.9
Short-Term Investments	2.4

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2012 (Unaudited)

ASSETS
Investments at cost	$207,346,392
Net unrealized appreciation	65,333,806

Investments at value	272,680,198
Receivable for Fund shares sold	3,701,376
Receivable for securities sold	429,076
Dividends receivable	142,597
Receivable from distributor (Note 5d)	4,469

TOTAL ASSETS	276,957,716

LIABILITIES
Payable for securities purchased	191,039
Payable for Fund shares redeemed	284,923
Management fees payable (Note 5)	181,440
Deferred Trustees’ fees (Note 5)	81,838
Administrative fees payable (Note 5)	10,964
Other accounts payable and accrued expenses	83,335

TOTAL LIABILITIES	833,539

NET ASSETS	$276,124,177

NET ASSETS CONSIST OF:
Paid-in capital	$185,999,725
Undistributed net investment income	303,277
Accumulated net realized gain on investments	24,487,369
Net unrealized appreciation on investments	65,333,806

NET ASSETS	$276,124,177

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$68,544,893

Shares of beneficial interest	3,378,944

Net asset value and redemption price per share	$20.29

Offering price per share (100/94.25 of net asset value) (Note 1)	$21.53

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,672,873

Shares of beneficial interest	82,424

Net asset value and offering price per share	$20.30

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$11,070,789

Shares of beneficial interest	544,935

Net asset value and offering price per share	$20.32

Class Y shares:
Net assets	$194,835,622

Shares of beneficial interest	9,935,704

Net asset value, offering and redemption price per share	$19.61

See accompanying notes to financial statements.

|  14

Statement of Operations

For the Six Months Ended July 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$3,368,838
Less net foreign taxes withheld	(6,827)

3,362,011

Expenses
Management fees (Note 5)	1,262,197
Service and distribution fees (Note 5)	142,206
Administrative fees (Note 5)	71,635
Trustees’ fees and expenses (Note 5)	12,451
Transfer agent fees and expenses (Note 5)	215,446
Audit and tax services fees	29,702
Custodian fees and expenses	13,308
Legal fees	2,371
Registration fees	29,124
Shareholder reporting expenses	29,317
Miscellaneous expenses	7,499

Total expenses	1,815,256

Net investment income	1,546,755

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	46,190,496
Capital gain distributions received (Note 2)	668,341
Net change in unrealized appreciation (depreciation) on:
Investments	(18,273,754)

Net realized and unrealized gain on investments	28,585,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,131,838

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
FROM OPERATIONS:
Net investment income	$1,546,755	$3,362,391
Net realized gain on investments	46,858,837	7,902,194
Net change in unrealized appreciation (depreciation) on investments	(18,273,754)	29,367,213

Net increase in net assets resulting from operations	30,131,838	40,631,798

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(220,230)	(540,094)
Class B	—	(1,162)
Class C	(1,345)	(5,266)
Class Y	(1,049,845)	(2,713,538)

Total distributions	(1,271,420)	(3,260,060)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(130,092,438)	53,905,219

Net increase (decrease) in net assets	(101,232,020)	91,276,957
NET ASSETS
Beginning of the period	377,356,197	286,079,240

End of the period	$276,124,177	$377,356,197

UNDISTRIBUTED NET INVESTMENT INCOME	$303,277	$27,942

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income(b)	Distributions from net realized capital gains	Distributions from paid-in capital	Total distributions(b)
Class A
7/31/2012(g)	$18.64	$0.08	$1.63	$1.71	$(0.06)	$—	$—	$(0.06)
1/31/2012	16.71	0.14	1.92	2.06	(0.13)	—	—	(0.13)
1/31/2011	12.15	0.12	4.65	4.77	(0.15)	—	(0.06)	(0.21)
1/31/2010	8.32	0.25	3.79	4.04	(0.21)	—	—	(0.21)
1/31/2009	16.96	0.33	(8.25)	(7.92)	(0.32)	(0.40)	—	(0.72)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	—	(2.98)
Class B
7/31/2012(g)	18.65	0.01	1.64	1.65	—	—	—	—
1/31/2012	16.73	0.02	1.91	1.93	(0.01)	—	—	(0.01)
1/31/2011	12.16	0.02	4.65	4.67	(0.07)	—	(0.03)	(0.10)
1/31/2010	8.29	0.19	3.79	3.98	(0.11)	—	—	(0.11)
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	—	(2.81)
Class C
7/31/2012(g)	18.67	0.01	1.64	1.65	(0.00)	—	—	(0.00)
1/31/2012	16.74	0.01	1.93	1.94	(0.01)	—	—	(0.01)
1/31/2011	12.18	0.01	4.66	4.67	(0.08)	—	(0.03)	(0.11)
1/31/2010	8.30	0.18	3.81	3.99	(0.11)	—	—	(0.11)
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	—	(2.82)
Class Y
7/31/2012(g)	18.02	0.10	1.58	1.68	(0.09)	—	—	(0.09)
1/31/2012	16.16	0.18	1.86	2.04	(0.18)	—	—	(0.18)
1/31/2011	11.76	0.15	4.50	4.65	(0.18)	—	(0.07)	(0.25)
1/31/2010	8.05	0.25	3.70	3.95	(0.24)	—	—	(0.24)
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	—	(0.76)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	—	(3.04)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended July 31, 2012 (Unaudited).
(h)	Includes fee/expense recovery of 0.01% for Class A, B, C and Y shares.

See accompanying notes to financial statements.

17  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(c)(d)	Net assets, end of the period (000’s)	Net expenses (%)(e)(f)		Gross expenses (%)(f)		Net investment income (%)(f)	Portfolio turnover rate(%)

$20.29	9.21	$68,545	1.31		1.31		0.82	4
18.64	12.46	70,123	1.31		1.31		0.84	12
16.71	39.50	68,895	1.40	(h)	1.40	(h)	0.81	9
12.15	49.59	47,908	1.50		1.63		2.49	22
8.32	(48.80)	33,283	1.50		1.52		2.26	30
16.96	(25.22)	78,612	1.46		1.46		1.35	24

20.30	8.85	1,673	2.06		2.06		0.08	4
18.65	11.53	2,072	2.06		2.06		0.09	12
16.73	38.54	2,711	2.15	(h)	2.15	(h)	0.10	9
12.16	48.53	3,478	2.25		2.39		1.92	22
8.29	(49.23)	3,560	2.25		2.27		1.46	30
16.95	(25.72)	10,158	2.23		2.23		0.49	24

20.32	8.85	11,071	2.07		2.07		0.06	4
18.67	11.60	9,122	2.06		2.06		0.08	12
16.74	38.41	9,536	2.15	(h)	2.15	(h)	0.08	9
12.18	48.61	8,059	2.25		2.39		1.84	22
8.30	(49.24)	7,248	2.25		2.27		1.52	30
16.97	(25.70)	17,769	2.21		2.22		0.54	24

19.61	9.33	194,836	1.06		1.06		1.07	4
18.02	12.76	296,039	1.07		1.07		1.08	12
16.16	39.80	204,938	1.16	(h)	1.16	(h)	1.01	9
11.76	50.19	73,965	1.25		1.27		2.49	22
8.05	(48.77)	28,847	1.20		1.20		2.74	30
16.46	(24.82)	41,844	1.09		1.09		1.79	24

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

July 31, 2012 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

19  |

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2012 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an

|  20

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2012 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the six months ended July 31, 2012, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

21  |

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$3,260,060	$ —	$3,260,060

As of January 31, 2012, capital loss carryforwards and post-October capital losses were as follows:

Capital loss carryforward: Short-term:
Expires January 31, 2018	$(17,532,085)

Post-October capital loss deferrals	$(308,007)

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2012, the Fund did not loan securities under this agreement.

|  22

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$266,254,745	$—	$—	$266,254,745
Short-Term Investments	—	6,425,453	—	6,425,453

Total	$266,254,745	$6,425,453	$—	$272,680,198

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

23  |

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2012, purchases and sales of securities (excluding short-term investments) were $12,174,662 and $139,676,057, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2013 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended July 31, 2012, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y
1.50%	2.25%	2.25%	1.25%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2012, the management fees for the Fund were $1,262,197 (0.80% of average daily net assets).

No expenses were recovered during the six months ended July 31, 2012 under the terms of the expense limitation agreement.

|  24

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

b. Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the six months ended July 31, 2012, the Fund paid the following service and distribution fees:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$ 82,925	$2,274	$12,546	$6,823	$37,638

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

25  |

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

For the six months ended July 31, 2012, the Fund paid $71,635 in administrative fees to NGAM Advisors.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of being held through the intermediaries.

For the six months ended July 31, 2012, the Fund paid $182,278 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

As of July 31, 2012, NGAM Distribution owes the Fund $4,469 for overpayments of sub-transfer agent fees.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended July 31, 2012 amounted to $19,448.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $265,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $95,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 19, 2012, the commitment fee was 0.125% per annum.

For the six months ended July 31, 2012, the Fund had no borrowings under these agreements.

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2012, $3,498 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

27  |

Notes to Financial Statements (continued)

July 31, 2012 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	659,676	$12,685,636	843,133	$14,473,184
Issued in connection with the reinvestment of distributions	10,851	206,504	31,155	512,266
Redeemed	(1,054,475)	(20,127,549)	(1,234,025)	(20,929,295)

Net change	(383,948)	$(7,235,409)	(359,737)	$(5,943,845)

Class B
Issued from the sale of shares	1,056	$20,410	5,312	$90,531
Issued in connection with the reinvestment of distributions	—	—	64	1,067
Redeemed	(29,754)	(570,552)	(56,330)	(958,532)

Net change	(28,698)	$(550,142)	(50,954)	$(866,934)

Class C
Issued from the sale of shares	95,281	$1,835,427	93,631	$1,630,706
Issued in connection with the reinvestment of distributions	51	984	252	4,180
Redeemed	(38,945)	(756,582)	(174,825)	(3,013,511)

Net change	56,387	$1,079,829	(80,942)	$(1,378,625)

Class Y
Issued from the sale of shares	2,998,974	$55,458,819	7,689,934	$127,924,413
Issued in connection with the reinvestment of distributions	17,107	314,852	37,575	596,567
Redeemed	(9,512,931)	(179,160,387)	(3,974,777)	(66,426,357)

Net change	(6,496,850)	$(123,386,716)	3,752,732	$62,094,623

Increase (decrease) from capital share transactions	(6,853,109)	$(130,092,438)	3,261,099	$53,905,219

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2012

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 21, 2012